Other Assets (Details) - Schedule of Other Assets - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Schedule of Other Assets [Abstract]
Security deposits	$ 167,455	$ 167,455
	$ 167,455	$ 167,455	$ 167,455